Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Summary of trade and other payables

	Non-current 2020 US$m	Current 2020 US$m	Total 2020 US$m	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m
Trade payables	1	3,124	3,125	—	2,855	2,855
Other financial payables	298	862	1,160	272	668	940
Other payables	97	115	212	110	97	207
Deferred income(a)	133	344	477	143	200	343
Accruals	27	1,294	1,321	27	1,305	1,332
Employee entitlements	—	762	762	—	650	650
Royalties and mining taxes	3	863	866	4	596	600
Amounts owed to equity accounted units	190	51	241	167	104	271
Government grants deferred	71	6	77	71	5	76
Total	820	7,421	8,241	794	6,480	7,274
(a)Deferred income includes contract liabilities of US$338 million (2019: US$158 million).